INVENTORIES	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5:-INVENTORIES

	June 30,	December 31,
	2020	2019
	Unaudited

Raw materials and components	$20,280	$11,990	*)
Work in progress, net	5,092	3,884
Finished goods	1,102	1,322	*)

	$26,474	$17,196
*)	Reclassified